CONSOLIDATED BALANCE SHEET - USD ($) $ in Millions	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021		Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020		Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Current assets:
Cash and cash equivalents	$ 1,871	$ 2,134	$ 2,223				$ 24
Restricted cash	17	20	17				14
Accounts receivable (net of allowances of $44 in 2022 and $44 in 2021)*	1,902	2,271	2,279	[1]			1,444	[1]
Deferred costs (current portion)	1,092	1,143	920				1,205
Prepaid expenses and other current assets	522	525	337				157
Total current assets	5,404	6,092	5,777				2,843
Property and equipment, net	2,651	2,834	2,923				3,991
Operating right-of-use assets, net	1,173	1,312	1,361				1,131
Deferred costs (noncurrent portion)	1,158	1,244	1,265				1,441
Deferred taxes	525	555	675				424
Goodwill	815	823	732				1,230		$ 1,162
Intangible assets, net	154	145	36			$ 36	60
Pension assets	58	61	58				1
Other noncurrent assets	367	375	385				85
Total assets	12,304	13,442	13,213				11,205
Current liabilities:
Accounts payable	1,486	1,555	1,140	[2]			919	[2]
Value-added tax and income tax liabilities	274	284	357
Short-term debt	93	96	105				69
Accrued compensation and benefits	503	509	381				350
Deferred income (current portion)	774	882	872				854
Operating lease liabilities (current portion)	350	374	360				333
Accrued contract costs	476	676	498		$ 413		440
Other accrued expenses and liabilities	653	682	744				874
Total current liabilities	4,609	5,058	4,457		3,676		3,838
Long-term debt	3,107	3,127	3,128				140
Retirement and nonpension postretirement benefit obligations	671	716	856				550
Deferred income (noncurrent portion)	413	452	475				543
Operating lease liabilities (noncurrent portion)	820	928	1,007				850
Other noncurrent liabilities	474	449	522		297		300
Total liabilities	10,093	10,730	10,446		6,134		6,220
Commitments and contingencies
Equity:
Net Parent investment					6,040		6,023		7,159	$ 7,499
Common stock, par value $0.01 per share, and additional paid-in capital (shares authorized: 1,000.0; shares issued: 2022 - 224.5, 2021 - 224.2)	4,341	4,315	4,284
Accumulated deficit	(855)	(605)	(375)
Treasury stock, at cost (shares: 2022 - 0.2, 2021 - 0.0)	(17)	(4)	(1)
Accumulated other comprehensive income/(loss)	(1,353)	(1,089)	(1,143)		(1,161)		(1,096)		(1,221)
Total stockholders' equity before non-controlling interests	2,117	2,618	2,765				4,927		5,938
Non-controlling interests	95	94	3				58
Total equity	2,211	2,711	2,767		$ 4,932	$ 4,902	4,985		$ 5,994	$ 6,358	$ 6,358
Total liabilities and equity	$ 12,304	$ 13,442	$ 13,213				$ 11,205

[1]	Including related-party accounts receivable of $373 at December 31, 2021
[2]	Including related-party accounts payable of $733 at December 31, 2021